Shareholder Fees {- Fidelity Climate Action Fund}	Jul. 30, 2022 USD ($)
05.31 Fidelity Climate Action Fund - Retail PRO-03 | Fidelity Climate Action Fund
Shareholder Fees:
(fees paid directly from your investment)	none